23 Sundry provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	R$ 505,206	R$ 424,542	R$ 413,672
Sundry provisions, current	203,134	191,536
Sundry provisions, noncurrent	302,072	233,006
Provision For Customers Rebates [Member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	84,110	88,026
Recovery Of Environmental Damage [Member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	365,155	307,546	300,249
Other [Member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Sundry provisions	R$ 55,941	R$ 28,970	R$ 25,510